Exhibit 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-B SERIES

Period	Collection	Accrual	Distribution
From	01-Oct-21	15-Oct-21	15-Nov-21
To	31-Oct-21	15-Nov-21
Days	31

Description of Collateral

On the Distribution Date, the Series 2019-B balances were:

Notes	$1,000,000,000.00
	1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$0.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	0.00

	Deemed Amount for Series 2019-B	NMOTR Total Pool
Required Participation Amount1.	$0.00	$568,730,083.30
Excess Receivables1.	($0.00)	$120,015,381.75
Excess Funding Account1.	$0.00	145,000,000.00
Total Collateral1.	—	$833,745,465.05
Collateral as Percent of Notes	0.00%
NMOTR Trust Pool Activity During the past Collection Period, the following activity occurred:
	NMOTR Total Pool
Beginning Gross Principal Pool Balance	$1,178,324,071.25
Total Principal Collections	($1,114,388,078.54)
Investment in New Receivables	$1,147,266,729.81
Receivables Added for Additional Accounts	$0.00
Repurchases	($8,707,994.32)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00	$0.00
Less Net CMA Offset	($513,433,748.96)
Less Servicing Adjustment	($315,514.19)

Ending Balance	$688,745,465.05

SAP for Next Period	0.00%

Average Receivable Balance	$670,710,990.24
Monthly Payment Rate	166.15%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$2,370,805.05
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$2,370,805.05

Series Allocation Percentage at Month-End	0.00%
Floating Allocation Percentage at Month-End	0.00%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
11/15/2021	5/1/2021	No

Accumulation Account
Beginning	1,000,000,000.00
Payout	(1,000,000,000.00)
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	0.090250%
Applicable Margin	0.430000%
	0.520250%

	Actual	Per $1000
Interest	447,993.06	0.45
Principal	1,000,000,000.00	1,000.00

		1,000.45
Total Due Investors	1,000,447,993.06
Servicing Fee	94,003.80

Excess Cash Flow	(541,996.86)

Reserve Account
Required Balance	$—
Amt. to Cover Shortfall	(274,895.81)
Deposit to Reserve	274,895.81
Current Balance	$0.00

Deficit/(Excess)	$(0.00)

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.00%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
	%	Amount ($)
Required Seller’s Interest	5.00%	$16,666,666.67
Seller’s Interest*	0.00%	$0.00
Seller’s Interest plus Excess Funding Account		$785,000,000.00
Seller’s Interest plus Excess Funding Account is greater than Required Seller’s Interest?		Yes

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.

1. Under the applicable transaction documents, this amount is calculated and/or applicable with respect to the trust in the aggregate. We are including the deemed amount with respect to Series 2019-A on this report given past practice.